SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Interest	$ 42,943	$ 25,978
Credit Cards	42,032	44,473
Account Payable	40,176
Payroll Liabilities	2,609	24,206
Other Liabilities	313	424
Payroll Tax Liabilities	84	84
Deferred Revenue		17,506
Net Balance	$ 128,157	$ 112,671